Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Raw materials and consumables	$ 22,395	$ 11,879
Work-in-progress	19,795	8,330
Finished goods	5,350	3,746
Service inventory	3,978	4,567
Inventories	51,518	28,522
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	60,803	49,710
Inventory write-down	1,246	1,888
Reversal of inventory write-down	136	434
Inventory net write-down	$ 1,110	$ 1,454